SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers US 0-1 Year Treasury ETF (TRSY)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
July 24, 2024
PRO_SAISTKR24-57